Equity (Details Textual) - USD ($) $ / shares in Units, $ in Thousands					1 Months Ended	6 Months Ended		12 Months Ended
	Aug. 08, 2018	Aug. 13, 2017	Aug. 09, 2017	Sep. 04, 2012	Feb. 28, 2018	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2015	Dec. 31, 2007
Equity (Textual)
Intrinsic value of options exercised						$ 3	$ 348
Unrecognized compensation cost related to non-vested share-based compensation							$ 3
Accumulated cash dividend distributions of per share		$ 0.13			$ 0.13
Aggregate dividend value		$ 5,779			$ 5,784
Dividend paid date		Sep. 13, 2017			Mar. 26, 2018
Dividend distribution maximum percentage			75.00%	50.00%
Subsequent Event [Member]
Equity (Textual)
Accumulated cash dividend distributions of per share	$ 0.155
Aggregate dividend value	$ 7,562
Dividend paid date	Sep. 05, 2018
2007 Plan [Member]
Equity (Textual)
Reserved ordinary shares for issuance									1,500,000
Additional ordinary shares								250,000	1,000,000
Aggregate of ordinary shares for future grants						1,000,000
Expiration period								10 years
Exercisable						10 years
Expiration date								Aug. 01, 2027
2007 Plan [Member] | Minimum [Member]
Equity (Textual)
Options vest years						3 years
2007 Plan [Member] | Maximum [Member]
Equity (Textual)
Options vest years						4 years